Tangible assets	12 Months Ended
Dec. 31, 2018
Tangible assets.
Tangible assets

14.  Tangible assets

a)   Changes

The changes in Tangible assets in the consolidated balance sheet were as follows:

Property, Plant and Equipment

Cost:
Balances at January 1, 2017	11,614
Additions	1,816
Disposals	(123)
Balances at December 31, 2017	13,307
Additions	2,857
Assets acquired from Santander Tecnología México	815
Disposals	(151)
Balances at December 31, 2018	16,828

Accumulated depreciation:
Balances at January 1, 2017	(5,922)
Additions	(1,010)
Disposals	123
Balances at December 31, 2017	(6,809)
Additions	(1,091)
Assets acquired from Santander Tecnología México	(358)
Disposals	144
Balances at December 31, 2018	(8,114)

Balances at December 31, 2017	6,498
Balances at December 31, 2018	8,714

As of December 31, 2018, there are no restrictions on title and no tangible assets have been pledged as collateral for liabilities.

In the second quarter of 2012, the Bank entered into an agreement with a non-related party, Fibra Uno, S.A. de C.V. (hereinafter, Fibra Uno) regarding the sale of 220 properties (branches, offices and parking spaces) and the subsequent leaseback thereof for a term of 20 years.

The corresponding lease contract, which is accounted for as an operating lease, is non-cancellable and includes an option to renew up to an additional four consecutive periods of five years each with a market rate to be determined on the date of the renewal. The lease agreement includes rent adjustments based on the INPC and does not contain volume-based or leveraged contingent rent payment clauses or purchase options, or impose any restrictions on the Bank’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements. The lease payments are recognized as Other general administrative expenses in the consolidated income statement.

As of December 31, 2018, the future minimum lease payments required under the Bank’s operating leases are as follows:

	12/31/2018
		Other Operating
Operating Lease Due	Fibra Uno	Leases	Total

2019	276	1,480	1,756
2020	276	1,278	1,554
2021	276	1,100	1,376
2022	276	798	1,074
2023	276	492	768
2024 and thereafter	2,296	1,191	3,487
Total commitments for minimum payments under operating lease	3,676	6,339	10,015

b)   Breakdown

The breakdown by asset class of Tangible assets for own use in the consolidated balance sheet is as follows:

		Accumulated
	Cost	Depreciation	Impairment Losses	Carrying Amount

Buildings	8,057	(4,492)	—	3,565
IT equipment and fixtures	2,857	(1,290)	—	1,567
Furniture and vehicles	1,670	(1,027)	—	643
Others	723	—	—	723
Balances at December 31, 2017	13,307	(6,809)	—	6,498

Buildings	9,780	(5,179)	—	4,601
IT equipment and fixtures	3,715	(1,620)	—	2,095
Furniture and vehicles	2,241	(1,315)	—	926
Others	1,092	—	—	1,092
Balances at December 31, 2018	16,828	(8,114)	—	8,714